As  filed  with  the   Securities  and  Exchange Commission on April 30, 2007.

                                                   1933 Act File No.  2-81915
                                                   1940 Act File No. 811-3668


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           SECURITIES ACT OF 1933       [x]
                       POST-EFFECTIVE AMENDMENT NO. 38  [x]
                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [x]
                              AMENDMENT NO. 40          [x]


                         THE WRIGHT MANAGED INCOME TRUST
            ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  255 State Street, Boston, Massachusetts 02109
                ------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-482-8260
                       -----------------------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                  255 State Street, Boston, Massachusetts 02109
             ---------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] Immediately  upon filing  pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph  (a)(1)
[x] On May 1, 2007  pursuant to paragraph (b)
[ ] 75 days after filing  pursuant  to  paragraph  (a)(2)
[ ] 60 days  after  filing  pursuant  to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         THE WRIGHT MANAGED INCOME TRUST
                              CROSS-REFERENCE SHEET

                           ITEMS REQUIRED BY FORM N-1A

Part A.  Prospectus*
Part B.  Statement of Additional Information*
Part C.  Other Information

Signature Pages
Exhibits

* Previously  filed in  Registrant's  Registration  Statement on Form N-1A, file
Nos.  2-81915  and   811-3668   and  on  April  27,  2007   (Accession   Number
0000715165-07-000006), and incorporated herein by reference.

The sole purpose of this filing is to include in the Registration Statement the Opinion and Consent of Counsel on Tax Matters (Exhibit (i)(3)) for the reorganization of Wright U.S. Government Near Term Fund and Wright Current Income Fund filed on Form N-14.

                                     PART C
                          ==============================
                                Other Information

Item 23. Exhibits

         (a) (1) Amended and Restated Declaration of Trust dated April 28, 1997 filed as Exhibit (1) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

              (2) Amendment of  Establishment  and  Designation  of Series dated
                  February 26, 2002 filed as Exhibit (a)(2) to Post-Effective Amendment No. 31 filed April 29, 2002 and incorporated herein by reference.

              (3) Amended Establishment and Designation of Series dated June 12,
                  2003 filed herewith as Exhibit (a)(3) to Post-Effective Amendment No. 33 on April 29, 2004 and incorporated herein by reference.

              (4) Amended  Establishment and Designation of Series dated May 19,
                  2004 filed as Exhibit (a)(4) to Post-Effective Amendment No. 34 on February 25, 2005 and incorporated herein by reference.

              (5) Amended Establishment and Designation of Series dated December
                  16, 2004 filed as Exhibit (a)(5) to Post-Effective Amendment No. 34 on February 25, 2005 and incorporated herein by reference.

              (6) Amended Establishment and Designation of Series dated December
                  11, 2006 filed herewith as Exhibit (a)(6).

         (b)  Amended and Restated By-Laws dated March 18, 1997 filed as Exhibit
              (2) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

         (c)  Not Applicable

         (d) (1) Investment Advisory Contract dated September 23, 1998 with Wright Investors' Service, Inc. (on behalf of Wright U.S. Treasury Money Market Fund) filed as Exhibit (d)(1) to Post-Effective Amendment No. 24 on February 24, 1999 and incorporated herein by reference.

              (2) Investment Advisory Contract dated September 1, 2000 with
                  Wright Investors' Service, Inc. on behalf of: Wright U.S. Treasury Fund, Wright U.S. Government Near Term Fund, Wright Total Return Bond Fund and Wright Current Income Fund filed as Exhibit (d)(2) to Post-Effective Amendment No. 28 on February 28, 2001 and incorporated herein by reference.

              (3) Amended and Restated Administration Agreement with Eaton Vance
                  Management dated February 1, 1998 filed as Exhibit (5)(b)(1) to Post-Effective Amendment No. 23 filed April 29, 1998 and incorporated herein by reference.

              (4) Amendment   dated  June  6,  2000  to  Amended  and   Restated
                  Administration Agreement with Eaton Vance Management dated February 1, 1998 filed as Exhibit (d)(4) to Post-Effective Amendment No. 28 on February 28, 2001 and incorporated herein by reference.

              (5) Amendment  dated  December  20, 2002 to Amended  and  Restated
                  Administration Agreement with Eaton Vance Management dated February 1, 1998, filed as Exhibit (d)(5) to Post-Effective Amendment No. 32 on April 28, 2003 and incorporated herein by reference.

         (e) Distribution Contract with MFBT Corporation dated December 19, 1984 filed as Exhibit (6) to Post-Effective Amendment No. 20 filed February 29, 1996 and incorporated herein by reference.

         (f)  Not Applicable

         (g)  (1) Custodian  Agreement  with  Investors Bank & Trust Company
                  dated   December   19,   1990  filed  as  Exhibit   (8)(a)  to
                  Post-Effective Amendment No. 20 filed February 29, 1996 and incorporated herein by reference.

              (2) Amendment  dated  September  20,  1995  to  Master   Custodian
                  Agreement filed as Exhibit (8)(b) to Post-Effective Amendment No. 20 filed February 29, 1996 and incorporated herein by reference.

              (3) Amendment  dated  September  24,  1997  to  Master   Custodian
                  Agreement filed as Exhibit (g)(3) to Post-Effective Amendment No. 24 on February 24, 1999 and incorporated herein by reference.

              (4) Extension  Agreement  dated  January 9, 2001 to the  Custodian
                  Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (g)(4) to Post-Effective Amendment No. 28 on February 28, 2001 and incorporated herein by reference.

              (5) Amendment  Agreement  dated  June  16,  2003 to the  Custodian
                  Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (g)(5) to Post-Effective Amendment No. 33 on April 29, 2004 and incorporated herein by reference.

              (6) Delegation  Agreement  with  Investors  Bank & Trust Company dated December 7, 2000 pursuant to Rules 17f-5 and 17f-7 filed as Exhibit (g)(4) to Post-Effective Amendment No. 7 of Catholic Values Investment Trust (File Nos. 333-17161, 811-07951) filed with the Commission on April 26, 2001 (Accession No. 0000715165-01-500014) and incorporated herein by reference.

         (h) (1) Transfer Agency and Services Agreement dated June 14, 2002 between the Registrant and Forum Shareholder Services, LLC, filed as Exhibit (h)(1) to Post-Effective Amendment No. 31 filed April 29, 2002 and incorportated herein by reference.

              (2) Service  Plan  dated May 1, 1997  filed as  Exhibit  (9)(c) to
                  Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

         (i) (1) Opinion of Counsel dated April 7, 1998 filed as Exhibit (10) to Post-Effective Amendment No. 23 and incorporated herein by reference.

              (2) Consent of Counsel filed herewith as Exhibit (i)(2) to
                  Post-Effective Amendment No. 37 and incorporated herein by reference.

              (3) Opinion and Consent of Counsel on Tax Matters filed herewith as Exhibit (i)(3).

              (4) Consent of Counsel filed herewith as Exhibit (i)(4).

         (j) (1) Consent of Independent Registered Public Accounting Firm, filed as Exhibit (j) to Post-Effective Amendment No. 37 and incorporated herein by reference.

              (2) Consent of Independent Registered Public Accounting Firm,
                  filed herewith as Exhibit (j)(2).

         (k)  Not Applicable

         (l)  Not Applicable

         (m) Standard Shares Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated May 1, 1997 filed as Exhibit
              (15)(c) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

         (n) Rule 18f-3 Plan dated May 1, 1997 for Standard and Institutional Shares filed as Exhibit (18) to Post-Effective Amendment No. 22 filed April 29, 1997 and incorporated herein by reference.

         (o)  Not Applicable

         (p) (1) Wright Investors' Service, Inc. Code of Ethics and Policy Statement on Insider Trading filed as Exhibit (p)(1) to Post-Effective Amendment No. 34 on April 29, 2005 and incorporated herein by reference.

              (2) Code of Ethics of Wright Investors' Service Distributors, Inc.
                  filed as Exhibit (p)(2) to Post-Effective Amendment
                  No. 36 on April 27, 2006 and incorporated herein by reference.

              (3) Code of Ethics of The Wright Managed Income Trust and The
                  Wright Managed Equity Trust filed as Exhibit (p)(2) to Post-Effective Amendment No. 34 on April 29, 2005 and incorporated herein by reference.

        (q) Power of Attorney dated March 14, 2006 filed as Exhibit (q) to Post-Effective Amendment No. 36 on April 27, 2006 and incorporated herein by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

Not Applicable

Item 25.  Indemnification

The Registrant's Amended and Restated By-Laws filed as Exhibit(2) to Post Effective Amendment No. 22 contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Item 26.  Business and Other Connections of Investment Adviser

Reference is made to the information set forth under the captions "Management and Organization" and "Investment Advisory and Administrative Services" in the Statement of Additional Information, which information is incorporated herein by reference.

Item 27.  Principal Underwriter

(a) Wright Investors' Service Distributors, Inc. (a wholly-owned subsidiary of The Winthrop Corporation) acts as principal underwriter for each of the investment companies named below.

                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust

     (b)        (1)                                         (2)                                       (3)
           Name and Principal                      Positions and Officers                     Positions and Offices
           Business Address                      with Principal Underwriter                      with Registrant
---------------------------------------------------------------------------------------------------------------------------------

           A. M. Moody, III*                 President, Chief Compliance Officer           Vice President and Trustee
                                                         & Director

           Eugene J. Helm                 Vice President, Chief Financial Officer,                    None
                                               Secretary, Treasurer & Director

           Peter M. Donovan*                              Director                            President and Trustee

-----------------------------------------------------------------------------------------------------------------------------------
        * Address  is 440  Wheelers  Farms  Road, Milford, CT 06461.

(c)  Not Applicable.

Item 28.  Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, Citigroup Fund Services, LLC, Two Portland Square, Portland, ME 04101, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 255 State Street, Boston, MA 02109 or of the investment adviser, Wright Investors' Service, Inc., 440 Wheelers Farms Road, Milford, CT 06460. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.

Item 29.  Management Services

Not Applicable

Item 30.  Undertakings

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milford, and the State of Connecticut on the 30th day of April, 2007.

                                             THE WRIGHT MANAGED INCOME TRUST

                                  By:         /s/ Peter M. Donovan
                                             --------------------------------
                                                Peter M. Donovan, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 30th day of April, 2007.

SIGNATURE                                                     TITLE
-------------------------------------------------------------------------------

/s/ Peter M. Donovan                                   President, Principal
--------------------                                Executive Officer & Trustee
Peter M. Donovan

Barbara E. Campbell*                                 Treasurer, Principal
----------------------                         Financial and Accounting Officer
Barbara E. Campbell


James J. Clarke*                                            Trustee
-----------------------
James J. Clarke

Dorcas R. Hardy*                                            Trustee
-----------------
Dorcas R. Hardy

A. M. Moody III*                                            Trustee
------------------
A. M. Moody III


Richard E. Taber*                                           Trustee
-----------------
Richard E. Taber

* By /s/ Peter M. Donovan
-------------------------
Peter M. Donovan
Attorney-in-Fact

                                  EXHIBIT INDEX

     The following Exhibits are filed as part of this Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.       Description
-------------------------------------------------------------------------------

   (i)(3)         Opinion and Consent of Counsel on Tax Matters

   (i)(4)         Consent of Counsel

   (j)(2)         Consent of Independent Registered Public Accounting Firm

-------------------------------------------------------------------------------